Prepayment for the Software, Equipment and Product Development	6 Months Ended
Jun. 30, 2023
Prepayment for the Software, Equipment and Product Development [Abstract]
PREPAYMENT FOR THE SOFTWARE, EQUIPMENT AND PRODUCT DEVELOPMENT

NOTE 10 — PREPAYMENT FOR THE SOFTWARE, EQUIPMENT AND PRODUCT DEVELOPMENT

Prepayment for the software, equipment and product development consisted of the following:

	June 30, 2023	December 31, 2022
Peblla Inc. (“Peblla”) (a)	$150,000	$-
Luo and Long General Partner (“Luo and Long”) (b)	550,000	-
Wisdom Investment Service Inc (“Wisdom”) (c)	200,000	-
NY West Acupuncture PC (“NY West”) (d)	300,000	-
Total prepayment for the software, equipment and product development	$1,200,000	$-

(a)

On March 28, 2023, the Company signed a three-year research and development framework agreement with Peblla with a total value of $1.0 million. Pursuant to the agreement, Peblla will develop software for the Company, including cashier system, customized mobile application, a customer loyalty program and gift card system and online ordering website, etc. As of June 30, 2023, the Company made prepayment of $150,000 as the deposit to Peblla for this software development project. The Company currently plans to support its ongoing software development project through cash flow from operations and repayment received from the short-term loans to third parties in the future.

As of June 30, 2023, future minimum expenditures on the Company’s development of software project are estimated as follows:

Second half of fiscal year 2023	$200,000
First half of fiscal year 2024	300,000
Second half of fiscal year 2024	350,000
Total	$850,000

(b)	On April 1, 2023, the Company entered into an agreement with Luo and Long with a total value of $750,000. Pursuant to the agreement, Luo and Long will design and provide equipment for the Company’s new central factory. The equipment is expected to be delivered before January 31, 2024. As of June 30, 2023, the Company made prepayment of $550,000 to Luo and Long, and the remaining of $200,000 is expected to be paid when the equipment are delivered.

(c)	On April 3, 2023, the Company entered into an agreement with Wisdom, pursuant to which, Wisdom will be responsible to conduct market research to identify the most current automated cocktail mixing robots available in the market, subsequently procure two robots on behalf of the Company and provide other related services, including delivering, installation and maintenance services. The total contract amount is $200,000, which was fully prepaid by the Company as of June 30, 2023.

(d)	On April 7, 2023, the Company entered into an agreement with NY West with a total value of $500,000. Pursuant to the agreement, the Company and NY West will initiate a research and development collaboration for Traditional Chinese Medicine (“TCM”) health food and beverage products, including development of six TCM-related health desserts and four TCM-related health beverages within one year, and provision of training to the Company’s team in core production methods and assisted in its marketing strategy. As of June 30, 2023, the Company made prepayment of $300,000 to NY West and the remaining of $200,000 is expected to be paid when NY West completes all product development and obtains the acceptance of the Company in the next 12 months.